EARNINGS (LOSS) PER SHARE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock conversion basis description			10 for 1 basis	10 for 1 basis
Antidilutive shares Issued and Outstanding		163,925
Vested stock awards		160,310
Non-vested stock awards		9,918		56,007	23,333
Issuance of Series D Warrants		$ 6,930,335
Series B Warrant Liability [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive warrant liabilities		244,599
Series A Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
[custom:WarrantSharesIssued-0]		1,695,000
[custom:WarrantSharesOutstanding-0]		1,695,000
Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive warrant liabilities	78,639
Share-Based Payment Arrangement, Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive warrant liabilities			233,917	163,913	233,917
Series A Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive warrant liabilities			100,000	0	395,640
Series C Prepaid Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Issuance of prefunded Series Warrants in exchange for common shares, shares		3,276,929
Series D Prepaid Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Issuance of prefunded Series Warrants in exchange for common shares, shares		1,222,497
Issuance of Series D Warrants		$ 6,930,335